Earnings Per Share (Details)	12 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Jun. 30, 2024	Jul. 29, 2025 shares
Earnings Per Share [line items]
Issuance of shares	383,021,830	1,361,367,516		444,812,889
Share options [member]
Earnings Per Share [line items]
Number of instruments that are antidilutive in period presented	1,502,380,263	435,410,433	151,980,688
Issuance of shares		249,511,313
Performance Rights Outstanding [Member]
Earnings Per Share [line items]
Number of instruments that are antidilutive in period presented	1,502,380,263	435,410,433
Issuance of shares		911,796,932